Distribution Date:	02/18/26	BMO 2023-C4 Mortgage Trust
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2023-C4

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	15-16		Association
Principal Prepayment Detail	17		Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
				AskMidland@midlandls.com
Historical Detail	18		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	19	Special Servicer	LNR Partners, LLC
Collateral Stratification and Historical Detail	20		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
				lnr.cmbs.notices@lnrproperty.com
Specially Serviced Loan Detail - Part 1	21
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Specially Serviced Loan Detail - Part 2	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
Modified Loan Detail	23	Representations Reviewer
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	24
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Trustee	Computershare Trust Company, N.A.
Interest Shortfall Detail - Collateral Level	26		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Supplemental Notes	27			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Controlling Class	Sabal Strategic Opportunities Fund, L.P.
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05610CAA2	5.286420%	4,403,000.00	2,142,913.60	122,930.29	9,440.28	0.00	0.00	132,370.57	2,019,983.31	30.09%	30.00%
A-2	05610CAB0	5.458350%	163,126,000.00	163,126,000.00	0.00	741,999.00	0.00	0.00	741,999.00	163,126,000.00	30.09%	30.00%
A-3	05610CAC8	5.367320%	9,922,000.00	9,922,000.00	0.00	44,378.79	0.00	0.00	44,378.79	9,922,000.00	30.09%	30.00%
A-4	05610CAD6	4.845610%	136,000,000.00	136,000,000.00	0.00	549,169.13	0.00	0.00	549,169.13	136,000,000.00	30.09%	30.00%
A-5	05610CAE4	5.116560%	228,127,000.00	228,127,000.00	0.00	972,687.90	0.00	0.00	972,687.90	228,127,000.00	30.09%	30.00%
A-SB	05610CAF1	5.306400%	7,994,000.00	7,994,000.00	0.00	35,349.47	0.00	0.00	35,349.47	7,994,000.00	30.09%	30.00%
A-S	05610CAJ3	5.344808%	75,566,000.00	75,566,000.00	0.00	336,571.50	0.00	0.00	336,571.50	75,566,000.00	20.44%	20.38%
B	05610CAK0	5.395258%	34,348,000.00	34,348,000.00	0.00	154,430.28	0.00	0.00	154,430.28	34,348,000.00	16.05%	16.00%
C	05610CAL8	5.862398%	33,367,000.00	33,367,000.00	0.00	163,008.88	0.00	0.00	163,008.88	33,367,000.00	11.79%	11.75%
D	05610CAP9	5.862398%	19,000,000.00	19,000,000.00	0.00	92,821.31	0.00	0.00	92,821.31	19,000,000.00	9.36%	9.33%
E-RR	05610CAR5	5.862398%	16,330,000.00	16,330,000.00	0.00	79,777.47	0.00	0.00	79,777.47	16,330,000.00	7.27%	7.25%
F-RR	05610CAT1	5.862398%	7,851,000.00	7,851,000.00	0.00	38,354.74	0.00	0.00	38,354.74	7,851,000.00	6.27%	6.25%
G-RR	05610CAV6	5.862398%	7,851,000.00	7,851,000.00	0.00	38,354.74	0.00	0.00	38,354.74	7,851,000.00	5.27%	5.25%
J-RR	05610CAX2	5.862398%	8,832,000.00	8,832,000.00	0.00	43,147.25	0.00	0.00	43,147.25	8,832,000.00	4.14%	4.13%
K-RR*	05610CAZ7	5.862398%	32,385,870.00	32,385,870.00	0.00	158,181.83	0.00	0.00	158,181.83	32,385,870.00	0.00%	0.00%
R	05610CBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	5.862398%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	5.862398%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			785,102,870.00	782,842,783.60	122,930.29	3,457,672.57	0.00	0.00	3,580,602.86	782,719,853.31

X-A	05610CAG9	0.703312%	549,572,000.00	547,311,913.60	0.00	320,775.86	0.00	0.00	320,775.86	547,188,983.31
X-B	05610CAH7	0.384961%	143,281,000.00	143,281,000.00	0.00	45,964.61	0.00	0.00	45,964.61	143,281,000.00
Notional SubTotal			692,853,000.00	690,592,913.60	0.00	366,740.47	0.00	0.00	366,740.47	690,469,983.31

Deal Distribution Total					122,930.29	3,824,413.04	0.00	0.00	3,947,343.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05610CAA2	486.69398138	27.91966614	2.14405633	0.00000000	0.00000000	0.00000000	0.00000000	30.06372246	458.77431524
A-2	05610CAB0	1,000.00000000	0.00000000	4.54862499	0.00000000	0.00000000	0.00000000	0.00000000	4.54862499	1,000.00000000
A-3	05610CAC8	1,000.00000000	0.00000000	4.47276658	0.00000000	0.00000000	0.00000000	0.00000000	4.47276658	1,000.00000000
A-4	05610CAD6	1,000.00000000	0.00000000	4.03800831	0.00000000	0.00000000	0.00000000	0.00000000	4.03800831	1,000.00000000
A-5	05610CAE4	1,000.00000000	0.00000000	4.26379999	0.00000000	0.00000000	0.00000000	0.00000000	4.26379999	1,000.00000000
A-SB	05610CAF1	1,000.00000000	0.00000000	4.42200025	0.00000000	0.00000000	0.00000000	0.00000000	4.42200025	1,000.00000000
A-S	05610CAJ3	1,000.00000000	0.00000000	4.45400709	0.00000000	0.00000000	0.00000000	0.00000000	4.45400709	1,000.00000000
B	05610CAK0	1,000.00000000	0.00000000	4.49604868	0.00000000	0.00000000	0.00000000	0.00000000	4.49604868	1,000.00000000
C	05610CAL8	1,000.00000000	0.00000000	4.88533221	0.00000000	0.00000000	0.00000000	0.00000000	4.88533221	1,000.00000000
D	05610CAP9	1,000.00000000	0.00000000	4.88533211	0.00000000	0.00000000	0.00000000	0.00000000	4.88533211	1,000.00000000
E-RR	05610CAR5	1,000.00000000	0.00000000	4.88533190	0.00000000	0.00000000	0.00000000	0.00000000	4.88533190	1,000.00000000
F-RR	05610CAT1	1,000.00000000	0.00000000	4.88533180	0.00000000	0.00000000	0.00000000	0.00000000	4.88533180	1,000.00000000
G-RR	05610CAV6	1,000.00000000	0.00000000	4.88533180	0.00000000	0.00000000	0.00000000	0.00000000	4.88533180	1,000.00000000
J-RR	05610CAX2	1,000.00000000	0.00000000	4.88533175	0.00000000	0.00000000	0.00000000	0.00000000	4.88533175	1,000.00000000
K-RR	05610CAZ7	1,000.00000000	0.00000000	4.88428534	0.00104675	0.57985226	0.00000000	0.00000000	4.88428534	1,000.00000000
R	05610CBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05610CAG9	995.88755177	0.00000000	0.58368305	0.00000000	0.00000000	0.00000000	0.00000000	0.58368305	995.66386808
X-B	05610CAH7	1,000.00000000	0.00000000	0.32080046	0.00000000	0.00000000	0.00000000	0.00000000	0.32080046	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	01/01/26 - 01/30/26	30	0.00	9,440.28	0.00	9,440.28	0.00	0.00	0.00	9,440.28	0.00
A-2	01/01/26 - 01/30/26	30	0.00	741,999.00	0.00	741,999.00	0.00	0.00	0.00	741,999.00	0.00
A-3	01/01/26 - 01/30/26	30	0.00	44,378.79	0.00	44,378.79	0.00	0.00	0.00	44,378.79	0.00
A-4	01/01/26 - 01/30/26	30	0.00	549,169.13	0.00	549,169.13	0.00	0.00	0.00	549,169.13	0.00
A-5	01/01/26 - 01/30/26	30	0.00	972,687.90	0.00	972,687.90	0.00	0.00	0.00	972,687.90	0.00
A-SB	01/01/26 - 01/30/26	30	0.00	35,349.47	0.00	35,349.47	0.00	0.00	0.00	35,349.47	0.00
X-A	01/01/26 - 01/30/26	30	0.00	320,775.86	0.00	320,775.86	0.00	0.00	0.00	320,775.86	0.00
X-B	01/01/26 - 01/30/26	30	0.00	45,964.61	0.00	45,964.61	0.00	0.00	0.00	45,964.61	0.00
A-S	01/01/26 - 01/30/26	30	0.00	336,571.50	0.00	336,571.50	0.00	0.00	0.00	336,571.50	0.00
B	01/01/26 - 01/30/26	30	0.00	154,430.28	0.00	154,430.28	0.00	0.00	0.00	154,430.28	0.00
C	01/01/26 - 01/30/26	30	0.00	163,008.88	0.00	163,008.88	0.00	0.00	0.00	163,008.88	0.00
D	01/01/26 - 01/30/26	30	0.00	92,821.31	0.00	92,821.31	0.00	0.00	0.00	92,821.31	0.00
E-RR	01/01/26 - 01/30/26	30	0.00	79,777.47	0.00	79,777.47	0.00	0.00	0.00	79,777.47	0.00
F-RR	01/01/26 - 01/30/26	30	0.00	38,354.74	0.00	38,354.74	0.00	0.00	0.00	38,354.74	0.00
G-RR	01/01/26 - 01/30/26	30	0.00	38,354.74	0.00	38,354.74	0.00	0.00	0.00	38,354.74	0.00
J-RR	01/01/26 - 01/30/26	30	0.00	43,147.25	0.00	43,147.25	0.00	0.00	0.00	43,147.25	0.00
K-RR	01/01/26 - 01/30/26	30	18,653.99	158,215.73	0.00	158,215.73	33.90	0.00	0.00	158,181.83	18,779.02
VRR Interest	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			18,653.99	3,824,446.94	0.00	3,824,446.94	33.90	0.00	0.00	3,824,413.04	18,779.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	3,947,343.33
Non-VRR Available Funds
VRR Available Funds
VRR Principal Distribution Amount
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,973,724.36	Master Servicing Fee	12,513.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,381.56
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.06
ARD Interest	0.00	Operating Advisor Fee	1,361.71
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.23
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,973,724.36	Total Fees	21,795.83

Principal		Expenses/Reimbursements
Scheduled Principal	122,930.29	Reimbursement for Interest on Advances	33.90
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	122,930.29	Total Expenses/Reimbursements	33.90

		Interest Reserve Deposit	127,481.56

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,824,413.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	122,930.29
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,947,343.33
Total Funds Collected	4,096,654.65	Total Funds Distributed	4,096,654.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	782,842,783.61	782,842,783.61	Beginning Certificate Balance	782,842,783.60
(-) Scheduled Principal Collections	122,930.29	122,930.29	(-) Principal Distributions	122,930.29
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	782,719,853.32	782,719,853.32	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	782,848,585.39	782,848,585.39	Ending Certificate Balance	782,719,853.31
Ending Actual Collateral Balance	782,731,493.00	782,731,493.00

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	$4,999,999 or less	5	19,412,500.00	2.48%	77	5.5687	1.466349	1.49 or less	14	192,678,220.33	24.62%	64	6.2852	1.147663
$5,000,000 to $9,999,999		16	106,238,644.32	13.57%	63	5.5469	1.831047	1.50 to 1.59	4	46,300,000.00	5.92%	71	6.1161	1.563823
$10,000,000 to $19,999,999		18	240,907,855.45	30.78%	69	5.6109	1.940816	1.60 to 1.69	7	75,076,822.88	9.59%	73	6.2863	1.634101
$20,000,000 to $29,999,999		16	386,160,853.55	49.34%	65	6.0505	1.728042	1.70 to 1.79	5	84,000,000.00	10.73%	80	6.2875	1.743810
	$30,000,000 or greater	1	30,000,000.00	3.83%	82	7.6100	1.330000	1.80 to 1.89	3	56,687,500.00	7.24%	79	5.5209	1.829019
	Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765	1.90 to 1.99	3	46,533,677.12	5.95%	81	6.5149	1.914198
								2.00 to 2.99	20	281,443,632.99	35.96%	58	5.3419	2.282156
								4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	6,447,553.00	0.82%	82	6.4540	1.875328	Virginia	7	34,457,428.29	4.40%	80	6.0164	1.774081
Arizona	2	25,150,000.00	3.21%	54	5.5822	2.179583	Wisconsin	1	2,610,559.10	0.33%	80	6.3300	1.780000
Arkansas	5	3,974,236.00	0.51%	82	6.1500	2.340000	Totals	116	782,719,853.32	100.00%	67	5.8947	1.785765
California	7	57,585,373.26	7.36%	79	6.3545	1.484646
									Property Type³
Florida	7	100,743,041.18	12.87%	81	6.6357	1.780230
Georgia	7	43,412,607.71	5.55%	70	6.0825	1.990312		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	6	7,913,475.77	1.01%	82	6.3350	1.978362		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	3	24,300,000.00	3.10%	63	5.8772	1.567284	Industrial	47	172,130,011.01	21.99%	81	6.3046	1.801710
Iowa	3	10,468,871.55	1.34%	83	6.5890	2.075362	Lodging	14	109,157,797.49	13.95%	82	6.8617	1.881996
Kansas	3	19,391,304.54	2.48%	82	6.8050	1.910000	Mixed Use	4	80,087,633.27	10.23%	57	6.6558	1.315072
Kentucky	1	5,010,780.00	0.64%	82	6.1500	2.340000	Mobile Home Park	2	8,000,000.00	1.02%	82	6.7785	1.757500
Louisiana	1	5,360,000.00	0.68%	78	5.4800	1.610000	Multi-Family	13	173,593,774.17	22.18%	57	4.9889	1.743800
Maine	1	27,000,000.00	3.45%	76	4.9200	1.810000	Office	9	76,235,244.77	9.74%	38	4.1332	2.172636
Maryland	2	24,134,576.02	3.08%	82	6.6174	1.767063	Retail	22	144,152,892.61	18.42%	71	6.3471	1.820537
Michigan	4	33,039,434.17	4.22%	82	6.2106	2.250260	Self Storage	5	19,362,500.00	2.47%	76	4.9729	1.654203
Missouri	3	13,194,252.13	1.69%	79	5.4680	2.022567	Totals	116	782,719,853.32	100.00%	67	5.8947	1.785765
New Jersey	5	50,189,000.00	6.41%	32	4.0509	2.409018
New York	9	153,196,023.64	19.57%	41	5.8332	1.440179
North Carolina	15	26,710,922.36	3.41%	81	6.5504	1.757616
Ohio	3	7,956,292.51	1.02%	76	4.7408	1.559542
Oklahoma	4	10,464,193.72	1.34%	81	6.3583	1.738446
South Carolina	5	12,282,496.66	1.57%	81	6.5034	1.862659
Tennessee	3	11,803,516.79	1.51%	71	4.1750	1.346620
Texas	4	61,981,021.00	7.92%	77	5.3735	1.861223
Utah	2	3,942,893.92	0.50%	79	5.7739	1.495698

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.49999% or less	4	36,000,000.00	4.60%	13	3.1920	2.720000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99999%	1	9,936,755.79	1.27%	69	3.8040	1.160000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	83,650,000.00	10.69%	49	4.2743	2.164393	25 months to 36 months	1	25,750,000.00	3.29%	84	6.5210	2.460000
	4.50000% to 4.99999%	5	68,812,500.00	8.79%	54	4.7333	1.451916	37 months to 48 months	53	734,383,097.53	93.82%	67	5.9288	1.765006
	5.00000% to 5.49999%	7	66,354,774.17	8.48%	70	5.1955	1.558578	49 months or greater	2	22,586,755.79	2.89%	45	4.0706	1.692060
	5.50000% to 5.99999%	6	54,300,000.00	6.94%	45	5.8834	1.824033	Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765
	6.00000% to 6.49999%	11	170,954,992.80	21.84%	82	6.3094	1.920922
	6.50000% to 6.99999%	13	218,735,728.67	27.95%	82	6.7659	1.723826
	7.00000% or greater	5	73,975,101.89	9.45%	62	7.5040	1.344068
	Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	172,037,633.27	21.98%	21	4.9702	1.896082	Interest Only	41	566,080,000.00	72.32%	66	5.6436	1.829986
	61 to 114 months	44	610,682,220.05	78.02%	80	6.1551	1.754687	344 months or less	15	216,639,853.32	27.68%	72	6.5507	1.670215
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	345 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765	Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	52	730,469,853.32	93.32%	67	5.8946	1.808461			No outstanding loans in this group
	13 months to 24 months	3	44,000,000.00	5.62%	80	6.0255	1.438182
	25 months or greater	1	8,250,000.00	1.05%	21	5.2000	1.630000
	Totals	56	782,719,853.32	100.00%	67	5.8947	1.785765
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-A-3	30508570	OF	Jersey City	NJ	Actual/360	3.192%	32,984.00	0.00	0.00	N/A	03/08/27	--	12,000,000.00	12,000,000.00	02/08/26
1A-A-4	30508571				Actual/360	3.192%	32,984.00	0.00	0.00	N/A	03/08/27	--	12,000,000.00	12,000,000.00	02/08/26
1A-A-5	30509516				Actual/360	3.192%	16,492.00	0.00	0.00	N/A	03/08/27	--	6,000,000.00	6,000,000.00	02/08/26
1A-A-6	30509517				Actual/360	3.192%	16,492.00	0.00	0.00	N/A	03/08/27	--	6,000,000.00	6,000,000.00	02/08/26
2A2	30321508	IN	Rialto	CA	Actual/360	7.610%	196,591.67	0.00	0.00	N/A	12/06/32	--	30,000,000.00	30,000,000.00	02/06/26
2A6	30321512				Actual/360	7.610%	32,765.28	0.00	0.00	N/A	12/06/32	--	5,000,000.00	5,000,000.00	02/06/26
3A1	30509538	MF	New York	NY	Actual/360	4.338%	104,596.81	0.00	0.00	N/A	01/06/28	--	28,000,000.00	28,000,000.00	02/06/26
4	30321575	MF	Houston	TX	Actual/360	4.296%	103,581.33	0.00	0.00	N/A	04/01/32	--	28,000,000.00	28,000,000.00	02/01/26
5A3	30509386	IN	Various	Various	Actual/360	6.330%	109,016.67	0.00	0.00	N/A	10/06/32	--	20,000,000.00	20,000,000.00	02/06/26
5A2-2	30509459				Actual/360	6.330%	43,606.67	0.00	0.00	N/A	10/06/32	--	8,000,000.00	8,000,000.00	02/06/26
6	30321576	MF	Portland	ME	Actual/360	4.920%	114,390.00	0.00	0.00	N/A	06/01/32	--	27,000,000.00	27,000,000.00	02/01/26
7A1	30321577	IN	Various	Various	Actual/360	6.805%	158,216.25	0.00	0.00	N/A	12/06/32	--	27,000,000.00	27,000,000.00	02/06/26
8A2-1	30321582	MF	New York	NY	Actual/360	4.650%	104,108.33	0.00	0.00	N/A	08/06/27	--	26,000,000.00	26,000,000.00	02/06/26
9A6	30530232	RT	Valley Stream	NY	Actual/360	5.899%	101,593.89	0.00	0.00	N/A	01/06/28	--	20,000,000.00	20,000,000.00	02/06/26
9A8	30530234				Actual/360	5.899%	30,478.17	0.00	0.00	N/A	01/06/28	--	6,000,000.00	6,000,000.00	02/06/26
10A1-1	30509507	MU	New York	NY	Actual/360	7.490%	160,399.45	31,569.17	0.00	N/A	12/06/27	--	24,869,202.44	24,837,633.27	02/06/26
11A1	30509462	IN	Various	Various	Actual/360	6.150%	83,560.31	0.00	0.00	N/A	12/06/32	--	15,778,500.00	15,778,500.00	02/06/26
11A2	30509464				Actual/360	6.150%	52,958.33	0.00	0.00	N/A	12/06/32	--	10,000,000.00	10,000,000.00	02/06/26
12A3-1	30530250	RT	Auburn Hills	MI	Actual/360	6.521%	144,594.12	0.00	0.00	N/A	02/01/33	--	25,750,000.00	25,750,000.00	02/01/26
13	30509540	MU	New York	NY	Actual/360	6.550%	141,006.94	0.00	0.00	N/A	01/06/33	--	25,000,000.00	25,000,000.00	02/06/26
14	30509545	RT	Various	Various	Actual/360	6.350%	136,701.39	0.00	0.00	N/A	01/06/33	--	25,000,000.00	25,000,000.00	02/06/26
15A2	30321517	RT	Various	Various	Actual/360	6.880%	142,186.67	0.00	0.00	N/A	11/06/32	--	24,000,000.00	24,000,000.00	02/06/26
16A1	30321583	IN	Gainesville	GA	Actual/360	6.345%	92,883.75	0.00	0.00	N/A	01/06/33	--	17,000,000.00	17,000,000.00	02/06/26
16A2	30321604				Actual/360	6.345%	32,782.50	0.00	0.00	N/A	01/06/33	--	6,000,000.00	6,000,000.00	02/06/26
17	30321584	LO	El Paso	TX	Actual/360	6.852%	129,807.33	0.00	0.00	N/A	11/06/32	--	22,000,000.00	22,000,000.00	02/06/26
18	30321585	MU	Naples	FL	Actual/360	6.380%	120,865.56	0.00	0.00	N/A	09/06/32	--	22,000,000.00	22,000,000.00	02/06/26
19	30321586	LO	Wellington	FL	Actual/360	6.945%	125,508.91	13,429.78	0.00	N/A	12/06/32	--	20,986,650.06	20,973,220.28	02/06/26
20	30509533	RT	New York	NY	Actual/360	6.520%	115,657.56	0.00	0.00	N/A	01/06/33	--	20,600,000.00	20,600,000.00	02/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21A4	30509480	Various Various		Various	Actual/360	5.000%	43,055.56	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	12/05/25
21A5	30509481				Actual/360	5.000%	43,055.56	0.00	0.00	N/A	08/05/32	--	10,000,000.00	10,000,000.00	12/05/25
22A1	30509536	LO	Various	Various	Actual/360	6.440%	94,274.44	12,507.20	0.00	N/A	01/06/33	--	17,000,000.00	16,987,492.80	02/06/26
23	30321587	LO	Port St Lucie	FL	Actual/360	6.945%	99,211.81	10,615.92	0.00	N/A	12/06/32	--	16,589,447.19	16,578,831.27	02/06/26
24	30321588	OF	Orlando	FL	Actual/360	6.250%	86,111.11	0.00	0.00	N/A	12/06/32	--	16,000,000.00	16,000,000.00	02/06/26
25	30321589	RT	Various	Various	Actual/360	5.362%	73,876.44	0.00	0.00	N/A	08/06/32	--	16,000,000.00	16,000,000.00	02/06/26
26A3	30508598	IN	San Francisco	CA	Actual/360	4.110%	53,087.50	0.00	0.00	N/A	03/05/32	--	15,000,000.00	15,000,000.00	02/05/26
27	30321590	MF	Paterson	NJ	Actual/360	6.230%	76,120.04	0.00	0.00	N/A	11/01/32	--	14,189,000.00	14,189,000.00	02/01/26
28A3	30509337	MF	Indianapolis	IN	Actual/360	5.820%	35,081.67	0.00	0.00	N/A	09/06/32	--	7,000,000.00	7,000,000.00	02/06/26
28A4	30509338				Actual/360	5.820%	35,081.67	0.00	0.00	N/A	09/06/32	--	7,000,000.00	7,000,000.00	02/06/26
29	30321591	LO	Lake Worth	FL	Actual/360	6.945%	76,500.67	8,185.77	0.00	N/A	12/06/32	--	12,791,862.89	12,783,677.12	02/06/26
30A4	30509477	OF	Phoenix	AZ	Actual/360	4.280%	46,622.28	0.00	0.00	N/A	04/05/28	--	12,650,000.00	12,650,000.00	02/05/26
31	30509535	LO	Glendale	AZ	Actual/360	6.900%	74,270.83	0.00	0.00	N/A	01/06/33	--	12,500,000.00	12,500,000.00	02/06/26
32	30321592	MF	El Paso	TX	Actual/360	5.190%	49,841.12	11,864.38	0.00	N/A	05/01/32	--	11,152,218.64	11,140,354.26	02/01/26
33A2	30509083	OF	Oak Ridge	TN	Actual/360	3.804%	32,607.61	17,740.38	0.00	N/A	11/05/31	--	9,954,496.17	9,936,755.79	02/05/26
34	30321593	MF	Gary	IN	Actual/360	5.955%	52,817.54	0.00	0.00	N/A	08/01/29	--	10,300,000.00	10,300,000.00	02/01/26
35	30321594	MU	Atlanta	GA	Actual/360	5.200%	36,941.67	0.00	0.00	N/A	11/06/27	--	8,250,000.00	8,250,000.00	02/06/26
36	30509419	LO	Bowie	MD	Actual/360	7.230%	45,700.19	5,837.90	0.00	N/A	10/06/32	--	7,340,413.92	7,334,576.02	12/06/25
37	30321595	RT	Miami	FL	Actual/360	7.305%	42,825.66	5,188.09	0.00	N/A	01/06/33	--	6,808,080.69	6,802,892.60	02/06/26
38	30321596	SS	St Charles	MO	Actual/360	4.540%	26,388.75	0.00	0.00	N/A	06/06/32	--	6,750,000.00	6,750,000.00	02/06/26
39	30321597	MF	Lake City	FL	Actual/360	5.150%	24,880.62	5,991.70	0.00	N/A	06/01/32	--	5,610,411.61	5,604,419.91	02/01/26
40	30321598	MF	Shreveport	LA	Actual/360	5.480%	25,293.24	0.00	0.00	N/A	08/01/32	--	5,360,000.00	5,360,000.00	02/01/26
41	30321599	MH	Berwick	IA	Actual/360	6.740%	30,180.22	0.00	0.00	N/A	12/06/32	--	5,200,000.00	5,200,000.00	02/06/26
42	30321600	SS	Columbus	OH	Actual/360	4.560%	18,406.25	0.00	0.00	N/A	04/06/32	--	4,687,500.00	4,687,500.00	02/06/26
43	30321601	SS	Saginaw	MI	Actual/360	4.560%	17,179.17	0.00	0.00	N/A	04/06/32	--	4,375,000.00	4,375,000.00	02/06/26
44	30321602	MF	Lynchburg	VA	Actual/360	5.820%	20,046.67	0.00	0.00	N/A	07/06/32	--	4,000,000.00	4,000,000.00	02/06/26
45	30509411	SS	Various	NC	Actual/360	6.850%	20,940.07	0.00	0.00	N/A	10/06/32	--	3,550,000.00	3,550,000.00	02/06/26
46	30321603	MH	Ozark	AL	Actual/360	6.850%	16,516.11	0.00	0.00	N/A	01/06/33	--	2,800,000.00	2,800,000.00	02/06/26
Totals							3,973,724.36	122,930.29	0.00				782,842,783.61	782,719,853.32
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-A-3	16,639,926.88	17,376,252.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-A-4	16,639,926.88	17,376,252.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-A-5	16,639,926.88	17,376,252.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-A-6	16,639,926.88	17,376,252.56	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	17,360,662.00	19,082,087.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A6	17,360,662.00	19,082,087.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	5,533,219.67	5,625,979.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,784,076.64	2,687,408.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	8,974,468.20	12,333,577.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-2	8,974,468.20	12,333,577.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,946,849.00	5,035,605.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	8,255,146.00	17,130,842.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2-1	16,320,092.00	15,099,404.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	50,442,621.32	48,427,793.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A8	50,442,621.32	48,427,793.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1-1	19,779,529.66	14,110,005.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	3,677,674.00	3,764,847.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	3,677,674.00	3,764,847.49	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3-1	30,103,617.31	31,045,730.69	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,659,182.68	1,857,362.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,882,235.02	3,297,837.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	10,366,168.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A1	3,072,345.48	3,287,704.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16A2	3,072,345.48	3,287,704.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,272,257.48	2,760,829.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,151,849.13	2,346,184.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,413,609.48	3,523,087.12	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	663,747.84	1,211,439.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21A4	5,237,042.89	0.00	--	--	--	0.00	0.00	42,915.46	86,068.06	0.00	0.00
21A5	5,237,042.89	0.00	--	--	--	0.00	0.00	42,915.46	86,068.06	0.00	0.00
22A1	6,411,851.69	5,473,236.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,706,157.45	1,826,722.24	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,679,353.14	1,845,603.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,652,429.21	1,606,551.59	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26A3	3,115,914.84	3,228,695.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,403,679.00	1,468,686.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28A3	4,845,504.48	4,863,461.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28A4	4,845,504.48	4,863,461.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,869,995.74	1,916,338.48	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30A4	6,703,688.82	6,695,605.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,133,116.33	2,182,180.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,164,629.00	1,178,960.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33A2	2,750,625.43	2,265,258.76	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,043,792.00	1,024,735.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	971,221.38	1,119,686.02	01/01/25	06/30/25	--	0.00	0.00	51,435.25	103,044.57	0.00	0.00
37	897,639.72	949,034.97	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	631,385.40	636,497.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	689,292.00	766,007.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	472,790.00	511,032.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	750,697.59	730,647.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	375,774.53	448,761.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	244,305.54	305,232.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	356,256.36	353,797.05	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	315,176.30	274,164.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	192,983.36	252,074.29	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	402,444,679.99	395,815,181.20				0.00	0.00	137,266.16	275,180.69	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	3	27,334,576.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894659%	5.862327%	67
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894731%	5.862398%	68
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894794%	5.862460%	69
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894823%	5.862489%	70
10/20/25	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894842%	5.862507%	71
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894871%	5.862534%	72
08/15/25	1	26,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894889%	5.862551%	73
07/17/25	0	0.00	1	16,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894907%	5.862568%	74
06/17/25	1	16,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894935%	5.862595%	75
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.894958%	5.862617%	76
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895004%	5.862664%	77
03/17/25	1	8,250,000.00	0	0.00	1	16,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.895036%	5.862697%	78
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
21A4	30509480	12/05/25	1	1	42,915.46	86,068.06	0.00		10,000,000.00
21A5	30509481	12/05/25	1	1	42,915.46	86,068.06	0.00		10,000,000.00
36	30509419	12/06/25	1	1	51,435.25	103,044.57	0.00		7,346,215.70
Totals					137,266.16	275,180.69	0.00		27,346,215.70
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		149,087,633	149,087,633	0		0
25 - 36 Months		12,650,000	12,650,000	0		0
37 - 48 Months		10,300,000	10,300,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		610,682,220	583,347,644	27,334,576		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	782,719,853	755,385,277	27,334,576	0	0	0
Jan-26	782,842,784	782,842,784	0	0	0	0
Dec-25	782,952,607	782,952,607	0	0	0	0
Nov-25	783,041,440	783,041,440	0	0	0	0
Oct-25	783,118,350	757,118,350	26,000,000	0	0	0
Sep-25	783,206,341	783,206,341	0	0	0	0
Aug-25	783,282,386	757,282,386	26,000,000	0	0	0
Jul-25	783,358,035	767,358,035	0	16,000,000	0	0
Jun-25	783,444,813	767,444,813	16,000,000	0	0	0
May-25	783,513,839	783,513,839	0	0	0	0
Apr-25	783,580,251	783,580,251	0	0	0	0
Mar-25	783,637,170	759,387,170	8,250,000	0	16,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7A1	30321577	0.00	6.80500%	0.00	6.80500%	8	04/08/24	04/08/24	04/26/24
7A1	30321577	0.00	6.80500%	0.00	6.80500%	8	04/26/24	04/08/24	04/08/24
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	40.42	0.00	0.00	0.00
45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(6.52)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	33.90	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			33.90

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27